INCOME TAXES (Details - Expense reconciliation) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective income tax [abstract]
Statutory income tax (expense) recovery	$ (100)	$ (50)	$ 5
(Reduction) increase resulting from
Increase decrease in tax assets not recognised	(8)	(15)	(9)
Deemed profit method difference in Brazil	0	0	0
Differences between statutory rate and future tax rate	(95)	37	(43)
Income or losses recorded not taxable to Brookfield Renewable	75	14	14
Other	(3)	0	0
Total Income Tax recovery (expense)	$ 59	$ (88)	$ 53
Effective income tax rate	(17.15%)	63.31%